ACQUISITION OF BUSINESSES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [abstract]
Disclosure of detailed information about business combinations
The following table summarizes the consideration transferred, assets acquired, liabilities assumed and non-controlling interests recognized at the applicable acquisition dates for significant acquisitions. The consideration transferred reflects the partnership’s equity contribution, debt raised alongside institutional partners to fund the acquisition, contingent consideration and other non-cash consideration:

(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Cash	$10,381	$6,488	$659	$17,528
Contingent and other non-cash consideration	491	29	225	745
Total consideration	$10,872	$6,517	$884	$18,273

Cash and cash equivalents	$739	$76	$14	$829
Accounts receivable and other, net	523	456	36	1,015
Inventory, net	15	169	117	301
Property, plant and equipment	774	364	42	1,180
Intangible assets	5,727	4,373	356	10,456
Goodwill	5,547	1,499	382	7,428
Deferred income tax assets	4,542	4	—	4,546
Equity accounted investments and other assets	427	309	—	736
Accounts payable and other	(1,460)	(451)	(49)	(1,960)
Non-recourse borrowings in subsidiaries of the partnership	(4,543)	—	—	(4,543)
Deferred income tax liabilities	(1,338)	(282)	(14)	(1,634)
Net assets acquired before non-controlling interests	$10,953	$6,517	$884	$18,354
Non-controlling interests acquired	(81)	—	—	(81)
Net assets acquired	$10,872	$6,517	$884	$18,273